Leases - Weighted average remaining (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Lease expenses	¥ 25,139	¥ 16,677	¥ 41,377
Cash paid for operating lease	4,498	5,569	6,007
Impairment loss of operating lease right-of-use assets	¥ 1,515	¥ 3,017	¥ 0
Weighted average remaining lease term	2 years 10 months 17 days
Weighted-average discount rate	4.75%